Net Asset Acquired and Liabilities Assumed and Goodwill Arising (Parenthetical) (Detail) (USD $)	0 Months Ended													12 Months Ended	0 Months Ended				12 Months Ended	1 Months Ended
	Oct. 15, 2014		Oct. 31, 2014	Jan. 28, 2013		May 14, 2013		Jun. 28, 2013		Sep. 02, 2013		Jan. 13, 2012		Dec. 31, 2013	Jul. 06, 2012		Oct. 01, 2012		Dec. 31, 2014	Jul. 31, 2014	Feb. 07, 2012
Business Acquisition [Line Items]
Common stock, authorized														120,000,000					120,000,000		120,000,000
Common stock, issued														54,763,151					54,763,151
Location Labs
Business Acquisition [Line Items]
Amount transferred into an escrow account	$ 17,500,000
Purchase consideration deferred period	15 months
Unrecognized compensation expense for future services	2,850,000																		2,582,000
Deferred purchase consideration	14,650,000	[1]
Accrued compensation expense																			268,000
Business acquisition, maximum contingent consideration	36,000,000
Fair value assumed rate	5.75%
Acquired intangible assets	74,718,000
Business acquisition, Property, plant and equipment	3,070,000
Business acquisition purchase price allocation, cash	10,384,000
Business acquisition, contingent consideration, at fair value	33,856,000	[2]
Location Labs | Non-compete agreement
Business Acquisition [Line Items]
Finite lived intangible assets useful life	2 years
Acquired intangible assets	899,000
Location Labs | Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets useful life	7 years
Acquired intangible assets	64,629,000
Location Labs | Patents
Business Acquisition [Line Items]
Finite lived intangible assets useful life	14 years
Acquired intangible assets	268,000
Location Labs | Trademarks
Business Acquisition [Line Items]
Finite lived intangible assets useful life	10 years
Acquired intangible assets	1,666,000
Location Labs | Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life	3 years
Acquired intangible assets	7,256,000
Norman Safeground AS
Business Acquisition [Line Items]
Business acquisition, Property, plant and equipment			142,000
Business acquisition, net working capital deficit			(6,104,000)
Business acquisition purchase price allocation, cash			3,709,000
Norman Safeground AS | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets			5,802,000
Norman Safeground AS | Capitalized Internal-Use Software
Business Acquisition [Line Items]
Acquired intangible assets			25,000
Norman Safeground AS | Trademarks
Business Acquisition [Line Items]
Acquired intangible assets			572,000
Norman Safeground AS | Technology
Business Acquisition [Line Items]
Acquired intangible assets			863,000
Winco Capital Participacoes LTDA
Business Acquisition [Line Items]
Purchase consideration deferred period	24 months
Deferred purchase consideration	1,873,000	[3]
Finite lived intangible assets useful life	2 years
Business acquisition, Property, plant and equipment	33,000
Business acquisition, net working capital deficit	(84,000)
Business acquisition purchase price allocation, cash	4,000
Winco Capital Participacoes LTDA | Non-compete agreement
Business Acquisition [Line Items]
Acquired intangible assets	524,000
Winco Capital Participacoes LTDA | Customer relationships
Business Acquisition [Line Items]
Acquired intangible assets	447,000
Winco Capital Participacoes LTDA | Customer Lists
Business Acquisition [Line Items]
Acquired intangible assets	70,000
Angle Labs
Business Acquisition [Line Items]
Purchase consideration deferred period				24 months
Deferred purchase consideration				355,000	[3]
Angle Labs | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life				3 years
Acquired intangible assets				3,170,000
Privacy Choice Llc
Business Acquisition [Line Items]
Purchase consideration deferred period						18 months
Deferred purchase consideration						640,000	[4]
Privacy Choice Llc | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life						5 years
Acquired intangible assets						1,380,000
Privacy Choice Llc | Non-compete agreement
Business Acquisition [Line Items]
Finite lived intangible assets useful life						3 years
Acquired intangible assets						2,100,000
Lpi Level Platforms Inc
Business Acquisition [Line Items]
Deferred purchase consideration								3,288,000	[4]
Lpi Level Platforms Inc | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life								5 years
Acquired intangible assets								8,560,000
Lpi Level Platforms Inc | Customer relationships
Business Acquisition [Line Items]
Finite lived intangible assets useful life								5 years
Acquired intangible assets								10,750,000
ASR Technologies Ab
Business Acquisition [Line Items]
Purchase consideration deferred period										24 months
Deferred purchase consideration										850,000	[5]
ASR Technologies Ab | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life										3 years
Acquired intangible assets										2,341,000
OpenInstall Inc
Business Acquisition [Line Items]
Purchase consideration deferred period												12 months
Deferred purchase consideration												1,600,000	[6]
Business acquisition, Property, plant and equipment												19,000
Business acquisition purchase price allocation, cash												102,000
Business Acquisition Purchase Price Allocation Net Working Capital												22,000
OpenInstall Inc | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life												5 years
Acquired intangible assets												3,200,000
OpenInstall Inc | Internet Domain Names
Business Acquisition [Line Items]
Finite lived intangible assets useful life												8 years
Acquired intangible assets												65,000
Crossloop Inc
Business Acquisition [Line Items]
Earn out paid														50,000
Business acquisition, contingent consideration, at fair value															100,000	[7]
Crossloop Inc | Developed Technology
Business Acquisition [Line Items]
Finite lived intangible assets useful life															5 years
Acquired intangible assets															600,000
Avalanche
Business Acquisition [Line Items]
Business acquisition, Property, plant and equipment																	162,000
Business Acquisition Purchase Price Allocation Net Working Capital																	(134,000)
Earn out paid														2,250,000
Business Acquisition, Purchase Price Allocation, Deferred Tax Assets, Noncurrent																	644,000
Earn out obligations																	2,250,000
Business acquisition, contingent consideration, at fair value																	2,843,000	[8]
Additional earn-out charge														532,000
Avalanche | Customer Lists
Business Acquisition [Line Items]
Finite lived intangible assets useful life																	5 years
Acquired intangible assets																	3,797,000
Avalanche | Capitalized Internal-Use Software
Business Acquisition [Line Items]
Finite lived intangible assets useful life																	3 years
Acquired intangible assets																	21,000
Avalanche | Other Intangible Assets
Business Acquisition [Line Items]
Finite lived intangible assets useful life																	2 years
Acquired intangible assets																	156,000
Ordinary Share, Class B | Location Labs
Business Acquisition [Line Items]
Common stock, authorized																				10,000
Common stock, issued																				10,000
Ordinary Shares Class B-1 | Location Labs
Business Acquisition [Line Items]
Common stock, authorized																				6,000
Common stock, issued																				6,000
Ordinary Shares Class B-2 | Location Labs
Business Acquisition [Line Items]
Common stock, authorized																				4,000
Common stock, issued																				4,000
General and Administrative Expense | Crossloop Inc
Business Acquisition [Line Items]
Revision in expected earn out payments														50,000
Maximum | Capitalized Internal-Use Software
Business Acquisition [Line Items]
Finite lived intangible assets useful life																			5 years
Maximum | Location Labs
Business Acquisition [Line Items]
Purchase consideration deferred period	24 months
Maximum | Norman Safeground AS
Business Acquisition [Line Items]
Finite lived intangible assets useful life			7 years
Maximum | Ordinary Shares Class B-1 | Location Labs
Business Acquisition [Line Items]
Nominal value																				25,200,000
Maximum | Ordinary Shares Class B-2 | Location Labs
Business Acquisition [Line Items]
Nominal value																				$ 16,800,000
Minimum | Capitalized Internal-Use Software
Business Acquisition [Line Items]
Finite lived intangible assets useful life																			2 years
Minimum | Norman Safeground AS
Business Acquisition [Line Items]
Finite lived intangible assets useful life			3 years

[1]	Per the terms of the agreement, $17,500 was transferred into an escrow account to be disbursed over 15 months subsequent to the closing date and serves as security for the indemnification obligations of the selling shareholders and cash settlement of awards cancelled in connection with the merger. At acquisition, the amount in escrow included $2,850 of unrecognized compensation expense for future services. Accordingly, consideration of $14,650 has recorded as deferred purchase consideration. As of December 31, 2014, $268 was recorded as accrued compensation expense and $2,582 remained recognized.
[2]	Contingent consideration of up to $36,000 is expected to be paid to the selling shareholders in two instalments within 24 months subsequent to the closing date, subject to Location Labs achieving certain financial metrics. The fair value is based on the interest rate in effect upon closing of the merger, or 5.75%.
[3]	The purchase consideration was deferred for a period of 24 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[4]	The purchase consideration was deferred for the period of 18 months after the acquisition date and serves as a security for the indemnification obligations of the selling shareholders.
[5]	The purchase consideration was deferred for the period of 24 months after the acquisition date and serves as a partial remedy for the indemnification obligations.
[6]	The purchase consideration was deferred for a period up to 12 months after the acquisition date and was paid during the financial year 2012.
[7]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.
[8]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.